Income Taxes - Schedule of Income Tax Expenses (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)
Schedule of Income Tax Expenses [Abstract]
Current income tax expense	$ 73	¥ 495	¥ 3,439
Deferred income tax expense (benefit)	1	8	(831)
Income tax expenses	$ 74	¥ 503	¥ 2,608